Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense		$ 5.5	$ 0.6
Accrued expenses and other payables	[1]	$ 214.4	201.8
Weighted Average Exercise Price		$ 0.001
Number of options granted		10,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 5.5	0.6
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses and other payables		7.6	$ 1.6
Management equity plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		7.5
Unrecognized Share Based Compensation Expense		$ 27.5

[1]	Includes amounts due to related parties of $2.1 million for investment management fees (2022 — $4.5 million), and $1.2 million for management consulting fees (2022 — $1.3 million).